Performance Management - (American Beacon Ionic Inflation Protection ETF) - (American Beacon Ionic Inflation Protection ETF)	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, the Bloomberg US Aggregate Bond Index. The Fund acquired the Ionic Inflation Protection  ETF (“Predecessor Fund”) in a reorganization that closed on April 11, 2025. In connection with that reorganization, the Fund has adopted the performance history and financial statements of the Predecessor Fund.

You may obtain updated performance information on the Fund’s website at  www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year.
Bar Chart [Heading]	Calendar year total returns for Shares. Year Ended 12/31
Bar Chart [Table]

Calendar year total returns for Shares. Year Ended 12/31
Highest Quarterly Return: 3.38% 2nd Quarter 2023 01/01/23 through 12/31/24 Lowest Quarterly Return: -1.84% 4th Quarter 2023 01/01/23 through 12/31/24
The calendar year-to-date total return as of June 30, 2025 was 1.52%.

Bar Chart Closing [Text Block]
Highest Quarterly Return:
3.38% 2nd Quarter 2023
01/01/23 through 12/31/24
Lowest Quarterly Return:
-1.84% 4th Quarter 2023
01/01/23 through 12/31/24
The calendar year-to-date total return as of June 30, 2025 was 1.52%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date	1 Year	Since Inception
Shares	06/28/2022
Returns Before Taxes		6.97%	3.78%
Returns After Taxes on Distributions		4.66%	1.64%
Returns After Taxes on Distributions and Sales of Fund Shares		4.11%	1.97%

	1 Year	Since Inception (06/28/2022)
Index (Reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	1.85%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com